ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2019	2020
	RMB	RMB
Accrued payroll and social insurance	45,688,185	51,919,137
Taxes payable	17,011,290	29,028,359
Accrued issuance costs for Series F financing	—	5,548,788
Deposits	2,235,945	1,144,769
Staff reimbursements	1,841,772	2,437,562
Other payables	1,991,306	3,888,841
Accrued expenses and other current liabilities	68,768,498	93,967,456